Schedule of geographical information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	$ 53,255,361
Seamless Group Inc [Member]
Revenue				53,255,361	$ 55,500,917
HONG KONG
Revenue			4,370,290	9,726,364
HONG KONG | Seamless Group Inc [Member]
Revenue				9,726,364	8,647,764
MALAYSIA
Revenue			27,560,318	29,317,906
MALAYSIA | Seamless Group Inc [Member]
Revenue				29,317,906	36,742,314
INDONESIA
Revenue			$ 14,504,804	14,211,091
INDONESIA | Seamless Group Inc [Member]
Revenue				$ 14,211,091	$ 10,110,839